Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (317,317)	$ (6,570,706)	$ (1,540,194)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	11,697		11,697
General and administrative expenses paid by related party under promissory note			34
General and administrative expenses paid by Sponsor under promissory note	34
Income from investments held in Trust Account	(1,259)	(1,192,958)	(5,484)
Changes in operating assets and liabilities:
Prepaid expenses	(232,767)	88,032	(183,695)
Accounts payable		2,470,256	98,384
Accrued expenses	215,132	3,993,845	993,040
Net cash used in operating activities	(324,480)	(1,211,531)	(626,218)
Cash Flows from Investing Activities:
Principal deposited in Trust Account	(200,000,000)
Cash deposited in Trust Account			(200,000,000)
Net cash used in investing activities	(200,000,000)		(200,000,000)
Cash Flows from Financing Activities:
Advances from related party			1,650
Repayment of promissory note to related party			(87,369)
Proceeds from initial public offering, gross	196,000,000		200,000,000
Proceeds received from private placement	6,550,000		6,550,000
Offering costs paid			(4,479,441)
Repayment of promissory note	(87,369)
Payment of deferred offering costs	(474,484)
Net cash provided by financing activities	201,988,147		201,984,840
Net change in cash	1,663,667	(1,211,531)	1,358,622
Cash – beginning of the period		1,358,622
Cash – end of the period	1,663,667	147,091	1,358,622
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by related party in exchange for Founder Shares	13,303		13,303
Offering costs included in accounts payable			32,000
Offering costs included in accrued expenses			70,000
Offering costs paid by related party under promissory note	79,773		85,685
Value of Class B ordinary shares transferred to Anchor Investors			10,341,127
Forfeiture of Class B ordinary shares			100
Deferred underwriting commissions			$ 7,000,000
Deferred underwriting fee	$ 7,000,000